Derivatives and Fair Value of Financial Instruments - Instruments and Agreements (Details) $ in Millions	1 Months Ended	12 Months Ended
	May. 29, 2010 USD ($) agreement	Dec. 31, 2015 USD ($) item agreement	Dec. 31, 2014 USD ($) item agreement	Dec. 31, 2013 USD ($)
Commodities
Derivative commodity instruments
Amount of Gain or (Loss) Recognized in Income on Derivatives | $		$ (45)	$ 18	$ (17)
Net commodity purchase contracts | Sugar
Derivative commodity instruments
Nonmonetary notional amount		3,000,000	16,000,000
Net commodity purchase contracts | Hogs
Derivative commodity instruments
Nonmonetary notional amount		25,000,000	20,000,000
Net commodity purchase contracts | Grain
Derivative commodity instruments
Nonmonetary notional amount		22,000,000	11,000,000
Net commodity purchase contracts | Soybean oil
Derivative commodity instruments
Nonmonetary notional amount			20,000,000
Net commodity sale contracts | Heating oil
Derivative commodity instruments
Nonmonetary notional amount			4,000,000
Net commodity sale contracts | Soybean oil
Derivative commodity instruments
Nonmonetary notional amount		8,000,000
Foreign currencies
Derivative commodity instruments
Notional amounts | $		$ 94	$ 144
Interest rate swaps
Derivative commodity instruments
Notional amounts | $	$ 25	$ 119	$ 163
Number of derivative agreements | agreement	3	5	7
Term of derivative contract	10 years
Eight-year interest rate exchange agreements
Derivative commodity instruments
Notional amounts | $		$ 22
Number of derivative agreements | agreement		4
Term of derivative contract		8 years
Number of agreements terminated and not renewed | agreement		2
Number of bulk vessels delivered		2